Basic and Diluted Net Income (Loss) Per Share Attributable to Ordinary Shareholders (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic net income (loss) per share attributable to ordinary shareholders:
Net income (loss)	$ 8,642	$ (366)	$ 5,408	$ 2,869	$ (736)
Accretion of redeemable convertible preferred shares to redemption value		(222)	(335)	(446)	(418)
Modification of redeemable convertible preferred shares					(6,542)
Net income attributable to participating securities				(2,294)
Net income (loss) attributable to ordinary shareholders	8,642	(588)	5,073	129	(7,696)
Weighted average ordinary shares outstanding-basic	34,802,543	1,510,047	8,822,169	1,497,150	10,051,274
Net income (loss) per share attributable to ordinary shareholders-basic	$ 0.25	$ (0.39)	$ 0.58	$ 0.09	$ (0.77)
Diluted net income (loss) per share attributable to ordinary shareholders:
Net income (loss)	8,642	(366)	5,408	2,869	(736)
Accretion of redeemable convertible preferred shares to redemption value		(222)	(335)	(446)	(418)
Modification of redeemable convertible preferred shares					(6,542)
Net income attributable to participating securities				(2,248)
Net income (loss) attributable to ordinary shareholders-diluted	$ 8,642	$ (588)	$ 5,073	$ 175	$ (7,696)
Weighted average ordinary shares outstanding-basic	34,802,543	1,510,047	8,822,169	1,497,150	10,051,274
Dilutive effect of ordinary share equivalents	1,551,445		1,262,411	580,442
Weighted average ordinary shares outstanding-diluted	36,353,988	1,510,047	10,084,580	2,077,592	10,051,274
Net income (loss) per share attributable to ordinary shareholders-diluted	$ 0.24	$ (0.39)	$ 0.50	$ 0.08	$ (0.77)